CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Number of Founders’ Shares	Number of Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss) [1]	Accumulated Deficit	Total
Balance at Dec. 31, 2024			$ 1,579,074	$ 3,189	$ (552,032)	$ 1,030,231
Balance, shares at Dec. 31, 2024	1	50,773,337
Exercise of options			16,134	0	0	16,134
Exercise of options (in shares)	0	415,101
Issuance of ordinary shares upon vesting of restricted share units			0	0	0	0
Issuance of ordinary shares upon vesting of restricted share units (in shares)	0	325,163
Issuance of ordinary shares under employee share purchase plan			8,562	0	0	8,562
Issuance of ordinary shares under employee share purchase plan (in shares)	0	37,861
Share-based compensation		$ 0	88,658	0	0	88,658
Other comprehensive loss (income)		0	0	19,795	0	19,795
Net income		$ 0	0	0	28,998	28,998
Balance at Jun. 30, 2025			1,692,428	22,984	(523,034)	1,192,378
Balance, shares at Jun. 30, 2025	1	51,551,462
Balance at Dec. 31, 2025			1,662,029	18,097	(433,290)	1,246,836
Balance, shares at Dec. 31, 2025	1	51,160,822
Exercise of options			1,772	0	0	$ 1,772
Exercise of options (in shares)	0	140,338				140,338
Issuance of ordinary shares upon vesting of restricted share units			0	0	0	$ 0
Issuance of ordinary shares upon vesting of restricted share units (in shares)	0	362,312
Issuance of ordinary shares under employee share purchase plan			13,146	0	0	13,146
Issuance of ordinary shares under employee share purchase plan (in shares)	0	212,941
Share-based compensation		$ 0	70,933	0	0	70,933
Repurchase of ordinary shares			(734,971)	0	0	(734,971)
Repurchase of ordinary shares (in shares)		(9,602,294)
Other comprehensive loss (income)		$ 0	0	(11,235)	0	(11,235)
Net income		$ 0	0	0	31,494	31,494
Balance at Jun. 30, 2026			$ 1,012,909	$ 6,862	$ (401,796)	$ 617,975
Balance, shares at Jun. 30, 2026	1	42,274,119

[1]	As of June 30, 2026, January 1, 2026, and June 30, 2025, accumulated other comprehensive income is comprised of unrealized gains on derivatives of $7,963, $17,747 and $22,823, respectively, and unrealized gains (losses) on marketable securities of ($1,098), $350, and $161, respectively.